UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22578

Vericimetry Funds
(Exact name of registrant as specified in charter)

800 Wilshire Blvd. Suite 300
Los Angeles, California 90017
(Address of principal executive offices) (Zip code)

Glenn S. Freed
Vericimetry Advisors LLC
800 Wilshire Blvd. Suite 300
Los Angeles, California 90017
(Name and address of agent for service)

Registrant's telephone number, including area code: (213) 769-8289

Date of fiscal year end: September 30
Date of reporting period: September 30, 2013

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Vericimetry U.S. Small Cap Value Fund

Annual Report

September 30, 2013

Vericimetry Funds
TABLE OF CONTENTS
September 30, 2013

Letter to Shareholders	1
Manager’s Discussion and Analysis	2
Performance Summary	3
Schedule of Investments	4
Financial Statements	17
Financial Highlights	20
Notes to Financial Statements	21
Report of Independent Registered Public Accounting Firm	26
Expense Example	27
Proxy Voting	28
Quarterly Holdings	28
Risk Disclosures	28
Trustees and Officers	29

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Except for historical information, the matters discussed in this report may constitute forward-looking statements. These include any predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current prospectus, other factors bearing on these statements include the accuracy of the Adviser’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser to implement its strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to applicable benchmarks.

Vericimetry Funds
LETTER TO SHAREHOLDERS
September 30, 2013 (Unaudited)

Dear Shareholders,

We are pleased to present the enclosed annual report for the Vericimetry U.S. Small Cap Value Fund (the “Fund”) for the fiscal year ended September 30, 2013.

Vericimetry Advisors, LLC (the “Adviser”) is an academically based, quantitatively structured investment adviser providing capacity-constrained asset class strategies to an exclusive group of elite financial advisors.

The Fund invests in a wide and diverse universe of U.S. small cap value stocks using a structured quantitative investment approach based on a set of well defined, fundamental characteristics to identify value stocks. We identify value stocks by considering multiple factors such as book-to-market, price-to-earnings, price-to-sales or price-to-operating cash flow. (1)

The Fund is managed with the intent of maintaining a reasonably priced management fee and low transactions costs, expenses and turnover in an effort to enhance net returns to the investor. We are committed to limit the growth of its assets under management once optimal capacity for the Fund is achieved.

Our capacity planned approach, working with an exclusive set of financial advisors, seeks to provide exposure to the small and value equity risk premiums. The portfolio pursues a purer value by using a multifactor screening approach and focuses on a set of smaller capitalized stocks by its thoughtful academically based quantitatively structured methodology.

We thank you for your investment in the Vericimetry U.S. Small Cap Value Fund and the confidence and trust you place in Vericimetry.

Sincerely

Dr. Glenn S. Freed

Chief Executive Officer

Economic, political, and issuer specific events will cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

(1)
Book-to-market is the value ratio of a company’s book value to its market value. Price-to-earnings, price-to-sales and price-to-operating cash flow ratios are the value of a company’s share price compared to its previous twelve months earnings per share, sales per share or operating cash flow per share, respectively.

Vericimetry Funds
Manager’s Discussion and Analysis
September 30, 2013 (Unaudited)

The Fund started the fiscal year, on October 1, 2012, with $38.8 million in assets under management (“AUM”) and closed the fiscal year, on September 30, 2013, with $103.8 million in AUM – an increase of more than 160% in AUM.

The fiscal year under review provides an excellent business cycle in which to view the Fund’s investment style and purpose. The results of this fiscal year show that the Fund closely follows its stated investment style and purpose: to deliver size and value risk premiums using a wide and well-diversified portfolio of publically traded securities. The securities in the Fund’s portfolio are smaller in size and deeper in value than the securities in its benchmark – the Russell 2000 Value Index (the “Benchmark”). In the analysis that follows, returns quoted for both the Fund and the Benchmark include both price appreciation/depreciation and reinvestment of dividends.

The Fund had positive return performance for all four quarters of the fiscal year ending September 30, 2013. The Fund’s return outperformed the Benchmark for each quarterly fiscal period. For the fiscal year overall, the Fund’s annual return was strong on both an absolute and a relative basis, gaining 34.88% versus 27.04% for the Benchmark. The Fund was almost fully invested, well-diversified with over 1,000 holdings, and each of its equity positions was under 0.46% in portfolio weight at fiscal year-end.

Examining the returns of different segments of the U.S. equity markets over this fiscal year provides additional information (see below). The broad market had strong positive returns, as illustrated by the Russell 3000 Index. Large cap stocks, represented by the Russell 1000 Index, had substantially lower returns while small cap stocks, represented by the Russell 2000 Indices, were stronger. This positively impacted relative returns of the Fund, which had greater exposure to the small cap segment of the market. Furthermore, the smaller company investment design contributed to the Fund’s returns given that microcap stocks, as represented by the Russell Microcap Index, had the highest returns over this fiscal period.

Within the Russell small cap universe, value indices had lower returns than growth indices, but this only resulted in a modest drag on the Fund’s performance. Similarly, within the Russell microcap universe, value indices had lower returns than growth indices. However, the Fund’s deeper and purer multi-factor approach to value was rewarded during the fiscal period, counterbalancing growth indices’ returns.

Two other notable factors affecting the Fund’s performance were real estate investment trusts (“REITs”) and utility stocks. The Fund does not hold REITs by design, so investors can consider REITs as a separate asset class. The Fund also does not invest in utility stocks because the regulated nature of the industry diminishes the risk and return profile of utilities. By contrast, the Russell indices do hold REITs and utility stocks, with the Russell 2000 Value Index having a REIT weight above 10% and a Utility stock weight above 5%. Both REITs and utilities had weak returns this fiscal year, enhancing the Fund’s performance compared to the Benchmark.

Overall, the fiscal year was strong in terms of absolute and relative returns, while providing shareholders well-diversified exposure to the small size and value risk premiums.

Returns for the Fiscal Year Ended September 30, 2013

Russell 3000® Index (broad market)	21.60%
Russell 1000® Index (large cap)	20.91%
Russell 2000® Index (small cap)	30.06%
Russell Microcap® Index (microcap)	32.12%
Russell 2000® Value Index	27.04%
Russell 2000® Growth Index	33.07%
Russell Microcap® Value Index	30.29%
Russell Microcap® Growth Index	34.99%

Source: Russell Investment Group

Vericimetry Funds
PERFORMANCE SUMMARY (Unaudited)
For the Period from December 27, 2011** to September 30, 2013

Comparison of a Hypothetical $10,000 Investment
in the Vericimetry U.S. Small Cap Value Fund and the Russell 2000 Value Index*

Total Returns For the periods ended September 30, 2013
	One Year	Average Annual Since Inception **
Vericimetry U.S. Small Cap Value Fund	34.88%	27.50%
Russell 2000 Value Index	27.04%	22.70%

*
The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

**	Commencement of operations for the Vericimetry U.S. Small Cap Value Fund was December 27, 2011.

The Fund’s net expense ratio of 0.60% and gross expense ratio of 2.80% are reflective of the information disclosed in the Fund’s prospectus dated February 1, 2013 and may differ from the expense ratios disclosed in this report. The Adviser has contractually agreed to waive all or a portion of its management fees and/or reimburse expenses at least through January 31, 2015 in order to keep the Fund’s net annual operating expenses from exceeding 0.60% of its average daily net assets. Performance data quoted represents past performance which is not predictive of future performance. The investment return and principal value of Fund shares will fluctuate and when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To receive current performance to the most recent month end, please call 1-855-755-7550. Please read prospectus carefully before investing.

The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s results as shown are net of fees.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2013

	Number of Shares	Value
COMMON STOCKS – 99.7%
BASIC MATERIALS – 5.2%
A Schulman, Inc.	7,200	$212,112
Aceto Corp.	4,065	63,495
Allied Nevada Gold Corp.*	29,000	121,220
Boise, Inc.	22,400	282,240
Century Aluminum Co.*, 1	18,866	151,871
Charles & Colvard Ltd.*	4,000	28,040
Codexis, Inc.*, 1	24,300	42,768
Coeur Mining, Inc.*	24,000	289,200
Commercial Metals Co.1	25,500	432,225
Friedman Industries, Inc.	3,500	35,000
Horsehead Holding Corp.*, 1	10,400	129,584
Intrepid Potash, Inc.1	8,400	131,712
Kaiser Aluminum Corp.1	4,400	313,500
Kraton Performance Polymers, Inc.*	8,400	164,556
Kronos Worldwide, Inc.1	21,500	333,035
Landec Corp.*	5,600	68,320
Material Sciences Corp.*	4,600	43,148
Materion Corp.	4,800	153,888
Minerals Technologies, Inc.1	4,000	197,480
Molycorp, Inc.*, 1	22,000	144,320
Noranda Aluminum Holding Corp.	20,710	50,947
Northern Technologies International Corp.*, 1	2,300	38,686
Olin Corp.	14,500	334,515
OM Group, Inc.*	7,100	239,838
Penford Corp.*	3,600	51,552
PH Glatfelter Co.	5,200	140,764
Schnitzer Steel Industries, Inc. - Class A1	5,900	162,486
Sensient Technologies Corp.	9,700	464,533
Shiloh Industries, Inc.	3,320	43,492
Stillwater Mining Co.*, 1	19,400	213,594
Universal Stainless & Alloy Products, Inc.*	2,600	84,578
Zep, Inc.	6,000	97,560
Zoltek Cos., Inc.*, 1	6,700	111,823
		5,372,082
COMMUNICATIONS – 6.6%
1-800-Flowers.com, Inc. - Class A*	2,570	12,670
Active Network, Inc.*	13,400	191,754
AH Belo Corp. - Class A	4,235	33,245
Anaren, Inc.*	2,762	70,431
ARRIS Group, Inc.*	26,800	457,208
Aviat Networks, Inc.*, 1	10,600	27,348
Aware, Inc.	6,300	34,398
Beasley Broadcasting Group, Inc. - Class A	2,900	25,201
Black Box Corp.	2,900	88,856
Blucora, Inc.*	5,700	130,986
CafePress, Inc.*, 1	4,100	25,092
Calix, Inc.*	5,600	71,288

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Cbeyond, Inc.*	5,500	$35,255
Central European Media Enterprises Ltd. - Class A*	8,400	44,268
ClearOne, Inc.*, 1	3,000	24,330
Communications Systems, Inc.	1,900	21,489
Comtech Telecommunications Corp.	3,826	93,048
Courier Corp.1	1,800	28,476
Demand Media, Inc.*, 1	22,150	139,988
Dex Media, Inc.*, 1	1,946	15,819
Digital Generation, Inc.*, 1	8,800	113,784
Dolan Co.*, 1	11,200	25,312
EarthLink, Inc.1	17,000	84,150
Entercom Communications Corp. - Class A*, 1	8,600	75,508
Envivio, Inc.*, 1	5,000	15,700
ePlus, Inc.	1,424	73,592
EW Scripps Co. - Class A*	11,300	207,355
Extreme Networks, Inc.*	10,000	52,200
FAB Universal Corp.*, 1	8,400	61,908
Finisar Corp.*	14,400	325,872
Global Sources Ltd.*	6,300	46,746
Globecomm Systems, Inc.*	3,400	47,702
Gray Television, Inc. - Class A*	4,881	35,363
Harmonic, Inc.*	18,200	139,958
Harte-Hanks, Inc.	12,968	114,508
Hawaiian Telcom Holdco, Inc.*, 1	2,300	61,180
ICG Group, Inc.*, 1	4,800	68,112
ID Systems, Inc.*, 1	1,600	9,856
Inteliquent, Inc.	5,000	48,300
IntraLinks Holdings, Inc.*	11,800	103,840
Iridium Communications, Inc.*, 1	18,000	123,840
Journal Communications, Inc. - Class A*	11,500	98,325
KVH Industries, Inc.*	2,600	35,880
Leap Wireless International, Inc.*	10,600	167,374
Limelight Networks, Inc.*, 1	26,200	50,566
Local Corp.*, 1	5,000	9,700
Marchex, Inc. - Class B1	4,800	34,944
Martha Stewart Living Omnimedia, Inc. - Class A*	10,000	23,000
MeetMe, Inc.*, 1	15,000	27,150
Meredith Corp.1	2,200	104,764
ModusLink Global Solutions, Inc.*	14,200	38,908
NeoPhotonics Corp.*	7,700	56,903
NETGEAR, Inc.*	8,900	274,654
NII Holdings, Inc.*, 1	35,400	214,878
Novatel Wireless, Inc.*	8,700	22,707
Oclaro, Inc.*, 1	36,950	65,402

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2013

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
PC-Tel, Inc.	3,100	$27,435
Perficient, Inc.*	5,500	100,980
Polycom, Inc.*, 1	30,300	330,876
Preformed Line Products Co.	490	35,246
Premiere Global Services, Inc.*	12,811	127,598
Primus Telecommunications Group, Inc.	6,000	20,340
QuinStreet, Inc.*, 1	10,800	102,060
Radio One, Inc. - Class A*	5,841	15,303
Radio One, Inc. - Class D*, 1	12,878	34,642
RealNetworks, Inc.*	9,500	81,320
RLJ Entertainment, Inc.*, 1	6,000	31,200
Salem Communications Corp. - Class A	3,300	27,324
Scholastic Corp.1	5,900	169,035
Shenandoah Telecommunications Co.	3,700	89,170
ShoreTel, Inc.*	15,000	90,600
Symmetricom, Inc.*	11,800	56,876
Synacor, Inc.*, 1	10,000	25,800
TeleCommunication Systems, Inc. - Class A*, 1	22,103	54,373
Telenav, Inc.*	9,111	53,208
Tellabs, Inc.	66,300	150,501
Tessco Technologies, Inc.1	1,600	53,920
TheStreet, Inc.*	5,300	11,077
U.S. Auto Parts Network, Inc.*	7,400	9,768
United Online, Inc.	19,730	157,445
UniTek Global Services, Inc.*, 1	3,930	4,677
USA Mobility, Inc.	5,300	75,048
Voltari Corp.*, 1	668	3,560
Vonage Holdings Corp.*, 1	26,300	82,582
Zynga, Inc. - Class A*, 1	48,800	179,584
		6,832,639
CONSUMER, CYCLICAL – 14.0%
Ambassadors Group, Inc.	3,400	11,730
America's Car-Mart, Inc.*	1,700	76,687
AMREP Corp.*, 1	2,595	22,551
Ark Restaurants Corp.	900	19,278
Barnes & Noble, Inc.*, 1	7,400	95,756
Bassett Furniture Industries, Inc.	2,850	46,141
Beazer Homes USA, Inc.*, 1	3,700	66,600
bebe stores, Inc.1	19,000	115,710
Biglari Holdings, Inc.*	159	65,615
Black Diamond, Inc.*, 1	8,600	104,576
Bob Evans Farms, Inc.	3,000	171,810
Body Central Corp.*	2,900	17,690
Bravo Brio Restaurant Group, Inc.*	500	7,550
Brown Shoe Co., Inc.1	6,700	157,249
Build-A-Bear Workshop, Inc.*	6,171	43,074

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Callaway Golf Co.1	17,000	$121,040
Carrols Restaurant Group, Inc.*	8,276	50,484
Cash America International, Inc.1	5,600	253,568
Cato Corp. - Class A1	4,500	125,910
Century Casinos, Inc.*	11,000	62,920
Children's Place Retail Stores, Inc.*	400	23,144
Churchill Downs, Inc.	1,160	100,363
Citi Trends, Inc.*, 1	4,100	71,668
Columbia Sportswear Co.	6,300	379,449
Compx International, Inc.	1,794	23,286
Core-Mark Holding Co., Inc.	2,500	166,100
Crocs, Inc.*	16,500	224,565
Crown Crafts, Inc.	2,560	18,432
dELiA*s, Inc.*, 1	18,000	21,780
Delta Apparel, Inc.*	3,000	49,680
Destination XL Group, Inc.*	7,700	49,819
Dixie Group, Inc.*	2,751	30,646
Dover Downs Gaming & Entertainment, Inc.	5,900	8,024
Dover Motorsports, Inc.1	8,000	19,280
DreamWorks Animation SKG, Inc. - Class A*, 1	3,800	108,148
Emerson Radio Corp.*	19,000	35,720
Escalade, Inc.	4,700	40,467
Ezcorp, Inc. - Class A*	10,500	177,240
Federal-Mogul Corp.*, 1	16,686	280,158
Finish Line, Inc. - Class A1	8,000	198,960
Flexsteel Industries, Inc.	1,872	46,744
Fred's, Inc. - Class A1	5,700	89,205
Frisch's Restaurants, Inc.	1,600	38,608
Fuel Systems Solutions, Inc.*	5,400	106,164
Full House Resorts, Inc.*, 1	7,900	21,962
G&K Services, Inc. - Class A	1,700	102,663
G-III Apparel Group Ltd.*	2,400	131,016
Gaiam, Inc. - Class A*	4,600	23,046
Gaming Partners International Corp.	1,516	12,295
Genesco, Inc.*	2,800	183,624
Group 1 Automotive, Inc.	4,300	334,024
Haverty Furniture Cos., Inc.1	2,600	63,778
Hawaiian Holdings, Inc.*, 1	13,400	99,696
hhgregg, Inc.*, 1	7,500	134,325
Hooker Furniture Corp.	3,600	53,820
Iconix Brand Group, Inc.*, 1	9,000	298,980
International Speedway Corp. - Class A	2,600	83,980
Isle of Capri Casinos, Inc.*	4,570	34,549
JAKKS Pacific, Inc.1	7,500	33,675
JetBlue Airways Corp.*, 1	56,500	376,290

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2013

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Joe's Jeans, Inc.*, 1	31,722	$33,943
Johnson Outdoors, Inc. - Class A*	2,600	69,732
Jones Group, Inc.1	17,900	268,679
Jos A Bank Clothiers, Inc.*, 1	6,900	303,324
Kimball International, Inc. - Class B	7,000	77,630
Kirkland's, Inc.*	3,500	64,540
La-Z-Boy, Inc.	6,500	147,615
LeapFrog Enterprises, Inc.*, 1	10,100	95,142
Life Time Fitness, Inc.*, 1	5,900	303,673
Lifetime Brands, Inc.	3,700	56,573
Luby's, Inc.*	5,100	36,618
M/I Homes, Inc.*, 1	6,000	123,720
Marcus Corp.	3,500	50,855
MarineMax, Inc.*	7,500	91,500
Marriott Vacations Worldwide Corp.*	7,900	347,600
MDC Holdings, Inc.	9,000	270,090
Men's Wearhouse, Inc.	9,300	316,665
Miller Industries, Inc.	2,400	40,752
Modine Manufacturing Co.*	6,300	92,169
Monarch Casino & Resort, Inc.*	1,800	34,164
Office Depot, Inc.*, 1	33,300	160,839
OfficeMax, Inc.1	10,500	134,295
Pantry, Inc.*	7,801	86,435
PC Connection, Inc.1	6,600	99,594
PCM, Inc.*	3,600	33,480
Pep Boys-Manny Moe & Jack*, 1	9,800	122,206
Perfumania Holdings, Inc.*, 1	3,800	18,316
Perry Ellis International, Inc.	3,200	60,288
Quiksilver, Inc.*	29,800	209,494
RadioShack Corp.*, 1	20,000	68,200
Reading International, Inc. - Class A*	4,200	27,594
Red Lion Hotels Corp.*, 1	3,800	20,026
Regis Corp.1	8,860	130,065
Remy International, Inc.1	6,300	127,512
Republic Airways Holdings, Inc.*	11,900	141,610
RG Barry Corp.	3,000	56,730
Rick's Cabaret International, Inc.*	1,642	19,359
Rocky Brands, Inc.	2,800	48,748
Roundy's, Inc.	7,800	67,080
Ruby Tuesday, Inc.*	15,000	112,500
Rush Enterprises, Inc. - Class A*	5,395	143,021
Rush Enterprises, Inc. - Class B*, 1	2,580	58,747
Saks, Inc.*, 1	18,700	298,078
ScanSource, Inc.*	5,187	179,470
Scientific Games Corp. - Class A*	2,000	32,340
Sears Hometown and Outlet Stores, Inc.*, 1	4,600	146,050
Shoe Carnival, Inc.	3,400	91,834

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Skechers U.S.A., Inc. - Class A*	6,200	$192,882
Skullcandy, Inc.*, 1	6,500	40,170
Skyline Corp.*	140	696
SkyWest, Inc.	13,000	188,760
Spartan Motors, Inc.1	6,600	40,062
Speed Commerce, Inc.*	7,800	25,584
Speedway Motorsports, Inc.	9,419	168,600
Stage Stores, Inc.1	7,500	144,000
Standard Motor Products, Inc.1	700	22,512
Stanley Furniture Co., Inc.*, 1	10,355	38,417
Stein Mart, Inc.1	5,900	80,948
Strattec Security Corp.	700	26,845
Superior Industries International, Inc.	5,300	94,499
Superior Uniform Group, Inc.	1,120	14,022
Supreme Industries, Inc. - Class A*	4,500	28,710
Systemax, Inc.	6,723	62,322
Tandy Leather Factory, Inc.*	2,176	17,125
Tilly's, Inc.*	1,697	24,623
Titan International, Inc.1	12,200	178,608
Titan Machinery, Inc.*, 1	4,900	78,743
Trans World Entertainment Corp.	9,000	41,670
Tuesday Morning Corp.*, 1	5,300	80,931
Unifi, Inc.*	3,600	84,096
UniFirst Corp.	2,300	240,166
United Stationers, Inc.	3,700	160,950
Universal Electronics, Inc.*	3,087	111,225
VOXX International Corp.*	4,500	61,650
Wendy's Co.1	37,900	321,392
Wesco Aircraft Holdings, Inc.*	11,800	246,974
West Marine, Inc.*	7,200	87,840
Weyco Group, Inc.	1,600	45,312
Zale Corp.*, 1	5,200	79,040
		14,479,581
CONSUMER, NON-CYCLICAL – 14.7%
Aaron's, Inc.	13,260	367,302
ABM Industries, Inc.	9,600	255,552
ACCO Brands Corp.*	24,500	162,680
Addus HomeCare Corp.*	1,500	43,455
Affymetrix, Inc.*, 1	17,000	105,400
Albany Molecular Research, Inc.*	5,800	74,762
Alere, Inc.*	10,000	305,700
Alliance One International, Inc.*, 1	26,000	75,660
Almost Family, Inc.	3,200	62,176
Alphatec Holdings, Inc.*	22,900	45,113
Amedisys, Inc.*, 1	6,900	118,818
Amsurg Corp.*, 1	6,100	242,170
Andersons, Inc.1	3,200	223,680

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2013

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
AngioDynamics, Inc.*	7,900	$104,280
Anika Therapeutics, Inc.*	2,500	59,900
Apollo Group, Inc. - Class A*, 1	20,300	422,443
ARC Document Solutions, Inc.*	9,600	44,064
BioTelemetry, Inc.*, 1	6,700	66,397
Boulder Brands, Inc.*, 1	10,500	168,420
Bridgepoint Education, Inc.*, 1	12,800	230,912
Career Education Corp.*	17,000	46,920
CBIZ, Inc.*, 1	12,200	90,768
CDI Corp.	3,757	57,520
Central Garden and Pet Co.*, 1	6,162	43,381
Central Garden and Pet Co. - Class A*	11,800	80,830
Chindex International, Inc.*	1,280	21,824
Chiquita Brands International, Inc.*	11,200	141,792
CONMED Corp.	6,700	227,733
Consolidated Graphics, Inc.*	1,700	95,302
Convergys Corp.1	19,100	358,125
Corinthian Colleges, Inc.*, 1	18,900	41,391
Costa, Inc.*	1,500	28,530
CRA International, Inc.*	2,800	52,136
Craft Brew Alliance, Inc.*	3,400	45,696
Cross Country Healthcare, Inc.*	10,700	64,842
CryoLife, Inc.	8,000	56,000
CSS Industries, Inc.	2,300	55,223
Cumberland Pharmaceuticals, Inc.*	5,000	22,650
DeVry, Inc.1	11,700	357,552
Diamond Foods, Inc.*, 1	4,800	113,184
Digirad Corp.*, 1	10,000	25,200
Dole Food Co., Inc.*, 1	12,200	166,164
Edgewater Technology, Inc.*	5,000	26,350
Electro Rent Corp.	2,500	45,350
Ennis, Inc.	5,200	93,808
Essex Rental Corp.*	5,200	17,888
Exactech, Inc.*	3,100	62,465
Five Star Quality Care, Inc.*	15,200	78,584
Fresh Del Monte Produce, Inc.	12,000	356,160
FTI Consulting, Inc.*, 1	8,900	336,420
Great Lakes Dredge & Dock Corp.	11,400	84,588
Greatbatch, Inc.*	5,600	190,568
Green Dot Corp. - Class A*	5,400	142,182
Hackett Group, Inc.	5,000	35,650
Harvard Bioscience, Inc.*	5,400	28,404
Health Net, Inc.*	1,500	47,550
Healthways, Inc.*, 1	4,400	81,444
Heidrick & Struggles International, Inc.	4,000	76,240
Helen of Troy Ltd.*	6,400	282,880
Heska Corp.	600	3,594

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Hill International, Inc.*	10,100	$33,330
Hudson Global, Inc.*	10,964	35,523
ICF International, Inc.*	4,898	173,438
Impax Laboratories, Inc.*	13,800	283,038
Information Services Group, Inc.*	14,500	60,030
Ingles Markets, Inc. - Class A	4,000	114,920
Intersections, Inc.	5,490	48,147
Invacare Corp.	7,400	127,798
John B Sanfilippo & Son, Inc.	3,168	73,466
Kelly Services, Inc. - Class A	6,787	132,143
Kindred Healthcare, Inc.	11,800	158,474
Korn/Ferry International*	9,500	203,300
LHC Group, Inc.*	5,100	119,646
LifePoint Hospitals, Inc.*	8,700	405,681
Lincoln Educational Services Corp.	4,400	20,284
Mac-Gray Corp.	2,890	42,078
Magellan Health Services, Inc.*	5,893	353,344
Matthews International Corp. - Class A1	2,600	99,008
Medical Action Industries, Inc.*	8,900	59,096
Merit Medical Systems, Inc.*	11,500	139,495
MGP Ingredients, Inc.	5,046	26,441
Molina Healthcare, Inc.*	8,500	302,600
Monster Worldwide, Inc.*	24,900	110,058
Multi-Color Corp.1	2,000	67,860
Nash Finch Co.	1,900	50,179
National American University Holdings, Inc.	10,000	34,300
National Healthcare Corp.	2,806	132,640
Natural Alternatives International, Inc.*	389	2,237
Natus Medical, Inc.*	7,900	112,022
Navigant Consulting, Inc.*	12,700	196,342
Newtek Business Services, Inc.*	13,713	40,591
Nutraceutical International Corp.	2,410	57,213
NuVasive, Inc.*	5,500	134,695
Omega Protein Corp.*	5,500	55,935
PDI, Inc.*	1,264	6,092
Pendrell Corp.*, 1	28,700	55,678
Perceptron, Inc.	2,700	28,836
Pernix Therapeutics Holdings*, 1	7,617	20,794
PharMerica Corp.*	7,300	96,871
PHH Corp.*, 1	11,400	270,636
PhotoMedex, Inc.*	2,700	42,930
Post Holdings, Inc.*	7,200	290,664
Primo Water Corp.*, 1	5,421	12,902
QC Holdings, Inc.1	3,900	9,204
Quad/Graphics, Inc.1	4,900	148,764
RCM Technologies, Inc.	4,100	24,723
Rent-A-Center, Inc.1	10,700	407,670

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2013

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Resources Connection, Inc.	7,900	$107,203
RPX Corp.*	6,000	105,180
RTI Surgical, Inc.*	13,300	49,742
Select Medical Holdings Corp.	31,749	256,214
Seneca Foods Corp. - Class A*, 1	3,400	102,306
Skilled Healthcare Group, Inc. - Class A*, 1	4,400	19,184
Solta Medical, Inc.*	22,700	47,216
Spartan Stores, Inc.	6,300	138,978
Spectrum Pharmaceuticals, Inc.1	8,000	67,120
StarTek, Inc.*, 1	5,710	36,772
Stewart Enterprises, Inc. - Class A	9,500	124,830
Summer Infant, Inc.*	8,726	24,171
Swisher Hygiene, Inc.*, 1	35,000	21,228
Symmetry Medical, Inc.*	8,800	71,808
Synergetics USA, Inc.*	6,691	30,444
Theragenics Corp.*	7,200	15,696
TMS International Corp. - Class A	2,800	48,832
Triple-S Management Corp. - Class B*	5,927	108,998
Universal American Corp.1	18,900	144,018
Universal Corp.1	4,400	224,092
Universal Technical Institute, Inc.	1,650	20,015
VCA Antech, Inc.*	8,556	234,948
Viad Corp.	3,500	87,325
Village Super Market, Inc. - Class A	1,800	68,436
Weis Markets, Inc.	5,993	293,297
		15,230,941
DIVERSIFIED – 0.4%
Harbinger Group, Inc.*	32,600	338,062
Resource America, Inc. - Class A	3,400	27,302
		365,364
ENERGY – 6.8%
Adams Resources & Energy, Inc.	1,000	55,510
Alon USA Energy, Inc.1	16,400	167,444
Alpha Natural Resources, Inc.*, 1	20,500	122,180
Apco Oil and Gas International, Inc.*	1,700	24,242
Arch Coal, Inc.1	24,600	101,106
Basic Energy Services, Inc.*	10,766	136,082
Bill Barrett Corp.*, 1	11,100	278,721
BioFuel Energy Corp.*, 1	1,000	3,650
C&J Energy Services, Inc.*, 1	12,600	253,008
Cal Dive International, Inc.*, 1	26,000	53,300
Callon Petroleum Co.*	13,500	73,845
Carrizo Oil & Gas, Inc.*, 1	6,000	223,860
Clayton Williams Energy, Inc.*, 1	2,700	141,669
Cloud Peak Energy, Inc.*	5,900	86,553
Comstock Resources, Inc.1	11,900	189,329
Crimson Exploration, Inc.*	7,400	22,274

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Dawson Geophysical Co.*	1,800	$58,446
Delek U.S. Holdings, Inc.	12,700	267,843
Double Eagle Petroleum Co.*	990	2,970
Endeavour International Corp.*, 1	15,000	80,250
EPL Oil & Gas, Inc.*	3,000	111,330
Exterran Holdings, Inc.*	13,400	369,438
Forbes Energy Services Ltd.*	6,808	31,725
FutureFuel Corp.	6,600	118,536
Global Geophysical Services, Inc.*	15,000	40,650
Green Plains Renewable Energy, Inc.	6,400	102,720
Gulf Island Fabrication, Inc.	3,600	88,236
Hallador Energy Co.	8,656	63,189
Harvest Natural Resources, Inc.*, 1	6,700	35,845
Hercules Offshore, Inc.*, 1	38,200	281,534
ION Geophysical Corp.*	38,000	197,600
James River Coal Co.*, 1	6,000	11,880
Key Energy Services, Inc.*	36,500	266,085
Magellan Petroleum Corp.*	15,000	15,450
Matrix Service Co.*	7,800	153,036
Midstates Petroleum Co., Inc.*, 1	17,300	88,749
Mitcham Industries, Inc.*	3,100	47,399
Natural Gas Services Group, Inc.*	3,441	92,288
Newpark Resources, Inc.*, 1	20,100	254,466
Northern Oil and Gas, Inc.*, 1	14,600	210,678
Parker Drilling Co.*	30,000	171,000
Penn Virginia Corp.*, 1	19,600	130,340
Pioneer Energy Services Corp.*	13,400	100,634
Renewable Energy Group, Inc.*	7,000	106,050
Resolute Energy Corp.*, 1	5,300	44,308
REX American Resources Corp.*	2,818	86,625
Rex Energy Corp.*	4,800	107,040
Saratoga Resources, Inc.*, 1	13,725	32,666
SEACOR Holdings, Inc.1	2,300	208,012
Stone Energy Corp.*, 1	11,600	376,188
Swift Energy Co.*, 1	10,400	118,768
TETRA Technologies, Inc.*	17,900	224,287
U.S. Energy Corp. Wyoming*, 1	7,000	14,770
Vantage Drilling Co.*, 1	60,760	105,115
W&T Offshore, Inc.1	3,300	58,476
Walter Energy, Inc.1	12,300	172,569
Warren Resources, Inc.*, 1	13,400	39,262
Willbros Group, Inc.*	8,500	78,030
		7,097,256
FINANCIAL – 28.2%
1st Century Bancshares, Inc.*, 1	1,200	9,252
1st Constitution Bancorp*	100	1,049
1st Source Corp.	5,200	139,984

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2013

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Access National Corp.	771	$10,994
ACNB Corp.1	1,200	20,352
American Equity Investment Life Holding Co.1	13,100	277,982
American Independence Corp.*	676	6,726
American National Bankshares, Inc.	980	22,736
American National Insurance Co.	3,100	303,924
American Realty Investors, Inc.*	5,028	23,028
American River Bankshares*	1,300	11,245
Ameris Bancorp*	2,000	36,760
AMERISAFE, Inc.	3,688	130,961
AmeriServ Financial, Inc.	6,200	19,530
Ames National Corp.1	500	11,385
Amtrust Financial Services, Inc.1	2,176	84,995
Argo Group International Holdings Ltd.	5,200	222,976
Arrow Financial Corp.1	1,428	36,428
Asta Funding, Inc.	5,000	44,450
Astoria Financial Corp.1	14,800	184,112
Atlantic American Corp.1	3,400	13,702
AV Homes, Inc.*	600	10,476
Baldwin & Lyons, Inc. - Class B	3,500	85,330
Banc of California, Inc.	2,602	35,986
Bancfirst Corp.	1,192	64,451
Bancorp of New Jersey, Inc.	1,100	15,675
Bancorp, Inc.*	6,500	115,180
BancorpSouth, Inc.	17,600	350,944
Bank of Commerce Holdings1	4,000	22,960
Bank of Kentucky Financial Corp.	380	10,378
Bank of Marin Bancorp	250	10,388
Banner Corp.	4,164	158,898
Bar Harbor Bankshares1	200	7,358
BBCN Bancorp, Inc.	16,900	232,544
BCB Bancorp, Inc.	1,100	11,792
Berkshire Bancorp, Inc.	1,100	8,822
Berkshire Hills Bancorp, Inc.1	5,216	130,974
BGC Partners, Inc. - Class A	15,400	87,010
BNC Bancorp1	2,700	36,018
Boston Private Financial Holdings, Inc.1	17,300	192,030
Bridge Bancorp, Inc.	1,000	21,500
Bridge Capital Holdings*	1,535	26,064
Brookline Bancorp, Inc.1	14,400	135,504
Bryn Mawr Bank Corp.	1,077	29,047
C&F Financial Corp.1	500	24,200
Calamos Asset Management, Inc. - Class A1	6,000	59,940
California First National Bancorp	1,600	27,312
Camco Financial Corp.*	2,900	11,687
Camden National Corp.	681	27,853

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Cape Bancorp, Inc.1	2,500	$22,900
Capital Bank Financial Corp. - Class A*	6,722	147,548
Capital City Bank Group, Inc.*, 1	2,900	34,162
Cardinal Financial Corp.	8,000	132,240
Cascade Bancorp*	100	583
Cathay General Bancorp1	14,300	334,191
Center Bancorp, Inc.	3,000	42,720
Centerstate Banks, Inc.	3,800	36,784
Central Pacific Financial Corp.1	10,400	184,080
Central Valley Community Bancorp	1,060	10,759
Century Bancorp, Inc. - Class A	415	13,832
CFS Bancorp, Inc.1	1,000	11,080
Chemical Financial Corp.	5,800	161,936
Chemung Financial Corp.	134	4,640
Cheviot Financial Corp.1	3,900	42,393
Citizens & Northern Corp.	1,200	23,928
Citizens, Inc.*, 1	11,870	102,557
City Holding Co.	1,300	56,212
CNB Financial Corp.	930	15,856
CoBiz Financial, Inc.1	12,000	115,920
Codorus Valley Bancorp, Inc.	510	9,328
Colony Bankcorp, Inc.*	1,500	8,775
Columbia Banking System, Inc.	6,569	162,254
Commercial National Financial Corp.	190	4,009
Community Bank Shares of Indiana, Inc.	571	10,455
Community Bank System, Inc.1	4,700	160,364
Community Bankers Trust Corp.*, 1	2,100	7,728
Community Trust Bancorp, Inc.1	1,800	73,062
Consumer Portfolio Services, Inc.*, 1	3,600	21,348
Cowen Group, Inc. - Class A*	33,000	113,850
Crawford & Co. - Class A1	2,800	20,552
Customers Bancorp, Inc.*, 1	4,400	70,840
CVB Financial Corp.	12,600	170,352
DFC Global Corp.*, 1	5,000	54,950
Dime Community Bancshares, Inc.	9,500	158,175
Donegal Group, Inc. - Class A	5,331	74,581
Doral Financial Corp.*	2,300	43,884
Eagle Bancorp, Inc.*	2,337	66,114
Eastern Insurance Holdings, Inc.	1,500	36,615
Eastern Virginia Bankshares, Inc.*	6,900	42,090
EMC Insurance Group, Inc.	2,716	81,969
Employers Holdings, Inc.	7,400	220,076
Encore Capital Group, Inc.*, 1	3,900	178,854
Endurance Specialty Holdings Ltd.	8,100	435,132
Enstar Group Ltd.*	1,600	218,560
Enterprise Bancorp, Inc.	1,000	18,910
Enterprise Financial Services Corp.	1,400	23,492

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2013

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
ESB Financial Corp.	1,308	$16,677
Evans Bancorp, Inc.1	200	3,925
EverBank Financial Corp.	21,480	321,770
Farmers Capital Bank Corp.*	1,800	39,348
Farmers National Banc Corp.1	3,500	22,085
FBL Financial Group, Inc. - Class A	4,534	203,577
FBR & Co.*	3,200	85,792
Federal Agricultural Mortgage Corp. - Class C	2,648	88,390
Federated National Holding Co.	2,050	19,516
Fidelity Southern Corp.1	1,811	27,781
Financial Institutions, Inc.	2,430	49,718
First Acceptance Corp.*	6,879	12,038
First Bancorp, Inc.	870	14,599
First BanCorp/Puerto Rico*	22,200	126,096
First Bancorp/Troy NC	2,400	34,680
First Bancshares, Inc.	236	3,304
First Busey Corp.	20,896	108,868
First Business Financial Services, Inc.	606	19,780
First Citizens Banc Corp.	2,340	15,912
First Citizens BancShares, Inc. - Class A	1,300	267,280
First Clover Leaf Financial Corp.	2,500	21,575
First Commonwealth Financial Corp.	18,320	139,049
First Community Bancshares, Inc.	5,202	85,053
First Community Corp.	400	4,172
First Defiance Financial Corp.	1,700	39,763
First Financial Bancorp	14,000	212,380
First Financial Corp.	1,100	34,727
First Financial Holdings, Inc.1	3,755	207,126
First Financial Northwest, Inc.	5,000	52,150
First Internet Bancorp1	1,478	39,536
First Interstate Bancsystem, Inc.	1,500	36,225
First Merchants Corp.1	3,699	64,104
First of Long Island Corp.1	900	34,965
First South Bancorp, Inc./Washington NC*, 1	500	3,140
First United Corp.*	2,495	20,484
Firstbank Corp./Alma MI	730	14,213
Flagstar Bancorp, Inc.*	11,700	172,692
Flushing Financial Corp.1	7,100	130,995
FNB Corp.1	26,800	325,084
Fortegra Financial Corp.*	1,969	16,756
Franklin Financial Corp.	600	11,376
FS Bancorp, Inc.	100	1,700
Gain Capital Holdings, Inc.1	10,000	125,900
German American Bancorp, Inc.	710	17,906
GFI Group, Inc.	21,100	83,345

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Gleacher & Co., Inc.*	2,352	$32,340
Great Southern Bancorp, Inc.	1,300	36,699
Greenlight Capital Re Ltd. - Class A*	6,700	190,548
Guaranty Bancorp1	3,000	41,070
Hallmark Financial Services, Inc.*	4,500	39,915
Hanmi Financial Corp.	7,400	122,618
Hanover Insurance Group, Inc.	7,000	387,240
Heartland Financial USA, Inc.1	1,700	47,362
Heritage Commerce Corp.	2,639	20,188
Heritage Financial Corp.	4,700	72,944
Heritage Financial Group, Inc.	1,700	29,614
Heritage Oaks Bancorp*	2,870	18,368
HF Financial Corp.1	650	8,346
Hilltop Holdings, Inc.*	14,600	270,100
Hingham Institution for Savings1	371	25,937
Home Bancorp, Inc.*, 1	1,220	22,033
HomeStreet, Inc.	4,300	82,990
HopFed Bancorp, Inc.	2,574	28,803
Horace Mann Educators Corp.	6,900	195,822
Horizon Bancorp	1,500	35,025
Hudson Valley Holding Corp.	1,288	24,189
Iberiabank Corp.	2,900	150,423
IF Bancorp, Inc.1	200	3,220
Imperial Holdings, Inc.*	1,322	8,368
Independence Holding Co.1	4,150	59,262
Independent Bank Corp.*	4,389	43,890
Independent Bank Corp./Rockland MA1	2,700	96,390
Infinity Property & Casualty Corp.	2,800	180,880
Interactive Brokers Group, Inc. - Class A	10,000	187,700
International Bancshares Corp.	13,500	292,005
Intervest Bancshares Corp.*, 1	7,000	55,510
INTL. FCStone, Inc.*	2,395	48,978
Investment Technology Group, Inc.*	5,057	79,496
Investors Bancorp, Inc.1	7,000	153,160
Investors Title Co.	200	15,020
Janus Capital Group, Inc.1	42,800	364,228
JMP Group, Inc.	2,700	16,713
Kansas City Life Insurance Co.	2,530	111,877
Kemper Corp.	10,300	346,080
Lakeland Bancorp, Inc.1	9,100	102,375
Lakeland Financial Corp.	1,400	45,710
Laporte Bancorp, Inc.	815	8,525
LCNB Corp.1	800	15,672
LNB Bancorp, Inc.	1,600	14,960
Macatawa Bank Corp.*, 1	4,200	22,596
Maiden Holdings Ltd.	12,300	145,263
MainSource Financial Group, Inc.	2,250	34,177

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2013

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Manning & Napier, Inc.	3,800	$63,384
Marlin Business Services Corp.	3,500	87,360
MB Financial, Inc.	11,000	310,640
MBIA, Inc.*	30,400	310,992
MBT Financial Corp.*	7,000	26,810
Meadowbrook Insurance Group, Inc.1	15,300	99,450
Mercantile Bank Corp.1	900	19,602
Merchants Bancshares, Inc.	310	8,975
Meta Financial Group, Inc.	1,600	60,800
Metro Bancorp, Inc.*	1,460	30,675
MetroCorp Bancshares, Inc.	3,305	45,477
MGIC Investment Corp.*, 1	33,400	243,152
MicroFinancial, Inc.	2,411	18,999
Middleburg Financial Corp.	1,700	32,776
MidSouth Bancorp, Inc.	406	6,293
MidWestOne Financial Group, Inc.	1,000	25,710
Monarch Financial Holdings, Inc.1	1,800	21,150
Montpelier Re Holdings Ltd.1	9,409	245,104
MutualFirst Financial, Inc.	820	12,579
NASB Financial, Inc.*, 1	520	14,264
National Bankshares, Inc.	800	28,712
National Interstate Corp.	3,033	84,348
National Penn Bancshares, Inc.1	17,150	172,357
National Western Life Insurance Co. - Class A	500	100,885
Naugatuck Valley Financial Corp.	300	2,259
Navigators Group, Inc.*	3,000	173,310
NBT Bancorp, Inc.	10,600	243,588
Nelnet, Inc. - Class A	7,100	272,995
New Hampshire Thrift Bancshares, Inc.	1,286	17,400
NewBridge Bancorp*	2,100	15,309
North Valley Bancorp*	1,300	24,570
Northeast Bancorp	594	5,993
Northrim BanCorp, Inc.	800	19,280
Northwest Bancshares, Inc.	22,100	292,162
Norwood Financial Corp.	66	1,914
Oak Valley Bancorp*	400	3,192
Ocean Shore Holding Co.1	310	4,538
OceanFirst Financial Corp.	2,400	40,584
Old Line Bancshares, Inc.1	1,300	17,316
Old National Bancorp1	19,800	281,160
Old Point Financial Corp.	861	11,107
OneBeacon Insurance Group Ltd. - Class A	6,100	90,036
Oneida Financial Corp.	1,030	13,647
Oppenheimer Holdings, Inc. - Class A	3,623	64,381
Oritani Financial Corp.	4,400	72,424
Orrstown Financial Services, Inc.*, 1	533	9,301

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Pacific Continental Corp.	2,900	$38,019
Pacific Mercantile Bancorp*	1,800	11,178
Pacific Premier Bancorp, Inc.*, 1	1,930	25,939
PacWest Bancorp1	3,700	127,132
Palmetto Bancshares, Inc.*	400	5,216
Park National Corp.1	1,800	142,344
Parke Bancorp, Inc.*, 1	2,400	21,216
Peapack Gladstone Financial Corp.	540	10,017
Penns Woods Bancorp, Inc.	400	19,928
Peoples Bancorp of North Carolina, Inc.	300	3,705
Peoples Bancorp, Inc.	790	16,495
Phoenix Cos., Inc.*	900	34,803
PICO Holdings, Inc.*	4,000	86,640
Pinnacle Financial Partners, Inc.*	3,900	116,259
Piper Jaffray Cos.*, 1	3,800	130,302
Platinum Underwriters Holdings Ltd.	5,400	322,542
Preferred Bank/Los Angeles CA*	1,500	26,685
Premier Financial Bancorp, Inc.	2,300	26,772
Primerica, Inc.	10,200	411,468
PrivateBancorp, Inc.	15,547	332,706
Provident Financial Holdings, Inc.1	3,200	53,152
Provident Financial Services, Inc.	12,000	194,520
Provident New York Bancorp1	5,300	57,717
Pulaski Financial Corp.	1,490	15,362
PVF Capital Corp.*, 1	3,100	12,772
QCR Holdings, Inc.	500	7,945
Radian Group, Inc.1	6,000	83,580
Regional Management Corp.*	407	12,943
Renasant Corp.	4,299	116,804
Republic Bancorp, Inc. - Class A	2,400	66,120
Republic First Bancorp, Inc.*, 1	3,400	10,846
Riverview Bancorp, Inc.*, 1	3,648	9,594
RLI Corp.1	2,200	192,324
Rockville Financial, Inc.	5,000	65,000
S&T Bancorp, Inc.	3,800	92,036
Safety Insurance Group, Inc.	2,800	148,316
Sandy Spring Bancorp, Inc.	3,000	69,780
Security National Financial Corp. - Class A*, 1	5,300	32,118
Selective Insurance Group, Inc.	11,100	271,950
Severn Bancorp, Inc.*	4,200	21,504
Shore Bancshares, Inc.*	3,600	31,680
Sierra Bancorp	1,700	26,741
Simmons First National Corp. - Class A	2,002	62,242
Simplicity Bancorp, Inc.	1,400	21,770
Southern First Bancshares, Inc.*	2,000	26,760
Southern National Bancorp of Virginia, Inc.1	1,800	17,262

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2013

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Southside Bancshares, Inc.1	1,575	$42,241
Southwest Bancorp, Inc./Stillwater OK*	5,000	74,050
StanCorp Financial Group, Inc.1	6,000	330,120
State Auto Financial Corp.	4,300	90,042
State Bank Financial Corp.	7,600	120,612
StellarOne Corp.	2,700	60,750
Sterling Bancorp1	2,900	39,817
Sterling Financial Corp.	12,600	360,990
Stewart Information Services Corp.	4,600	147,154
Stifel Financial Corp.*, 1	5,050	208,161
Stratus Properties, Inc.*	3,300	43,923
Suffolk Bancorp*	1,200	21,264
Summit Financial Group, Inc.*	1,501	12,984
SWS Group, Inc.*	9,200	51,336
SY Bancorp, Inc.	1,300	36,829
Symetra Financial Corp.	23,900	425,898
Synovus Financial Corp.	61,800	203,940
Taylor Capital Group, Inc.*, 1	2,400	53,160
TCF Financial Corp.	8,400	119,952
Teche Holding Co.	836	38,188
Territorial Bancorp, Inc.	1,100	24,167
Timberland Bancorp, Inc.	1,378	12,402
Tompkins Financial Corp.	3,029	140,000
Tower Financial Corp.	300	6,969
TowneBank/Portsmouth VA1	3,000	43,260
Transcontinental Realty Investors, Inc.*, 1	1,100	9,823
Trico Bancshares	1,900	43,282
TrustCo Bank Corp. NY1	12,000	71,520
Trustmark Corp.1	12,100	309,760
Two River Bancorp	1,700	12,716
Umpqua Holdings Corp.1	20,800	337,376
Union First Market Bankshares Corp.1	5,900	137,883
United Bankshares, Inc.1	5,000	144,900
United Community Banks, Inc.*, 1	5,600	84,000
United Community Financial Corp.*	5,417	21,072
United Financial Bancorp, Inc.	1,700	27,489
United Fire Group, Inc.	5,800	176,726
United Insurance Holdings Corp.1	4,506	39,788
United Security Bancshares/Fresno CA*	4,309	18,183
United Security Bancshares/ Thomasville AL*	500	4,375
Unity Bancorp, Inc.	650	4,849
Universal Insurance Holdings, Inc.	6,300	44,415
Univest Corp. of Pennsylvania	1,800	33,930
Valley National Bancorp1	36,000	358,200
ViewPoint Financial Group, Inc.1	4,700	97,149
Virginia Commerce Bancorp, Inc.*	2,500	38,825

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Walker & Dunlop, Inc.*	4,900	$77,959
Walter Investment Management Corp.*	6,800	268,872
Washington Banking Co.	3,000	42,180
Washington Federal, Inc.	12,500	258,500
Washington Trust Bancorp, Inc.	1,600	50,288
WashingtonFirst Bankshare, Inc.*	200	2,600
Waterstone Financial, Inc.*	2,930	29,739
Webster Financial Corp.	9,400	239,982
WesBanco, Inc.	5,900	175,407
West Bancorporation, Inc.	4,020	55,476
Western Alliance Bancorp*	9,000	170,370
Westfield Financial, Inc.	6,000	42,360
Wilshire Bancorp, Inc.	12,200	99,796
Wintrust Financial Corp.	7,500	308,025
WSFS Financial Corp.	800	48,200
Xenith Bankshares, Inc.*	5,700	34,599
Yadkin Financial Corp.*	2,445	42,127
		29,301,827
INDUSTRIAL – 17.0%
AAR Corp.1	7,955	217,410
Advanced Energy Industries, Inc.*	3,600	63,072
Aegion Corp.*, 1	7,853	186,352
Air Transport Services Group, Inc.*, 1	12,200	91,378
Alamo Group, Inc.1	2,800	136,948
Albany International Corp. - Class A	2,500	89,675
Allied Motion Technologies, Inc.1	2,606	21,083
AM Castle & Co.*, 1	7,100	114,310
Ameresco, Inc. - Class A*	6,622	66,352
Ampco-Pittsburgh Corp.	3,700	66,304
API Technologies Corp.*, 1	7,502	21,981
Arkansas Best Corp.1	5,200	133,484
Astec Industries, Inc.	4,100	147,436
Atlas Air Worldwide Holdings, Inc.*	4,700	216,717
AVX Corp.	30,600	401,778
Ballantyne Strong, Inc.*	7,865	33,505
Barnes Group, Inc.1	9,900	345,708
Bel Fuse, Inc. - Class B	2,480	43,251
Benchmark Electronics, Inc.*	11,400	260,946
Brady Corp. - Class A1	8,900	271,450
Briggs & Stratton Corp.1	10,900	219,308
Bristow Group, Inc.1	2,700	196,452
Broadwind Energy, Inc.*	5,701	44,639
CAI International, Inc.*	5,500	127,985
Celadon Group, Inc.	3,900	72,813
Chase Corp.	2,351	69,072
Checkpoint Systems, Inc.*	6,000	100,200
CIRCOR International, Inc.	1,550	96,379

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2013

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Coherent, Inc.	2,000	$122,900
Columbus McKinnon Corp.*	5,700	136,971
Comfort Systems USA, Inc.	3,500	58,835
Core Molding Technologies, Inc.*	3,500	33,530
Covenant Transportation Group, Inc. - Class A*	8,442	53,522
CPI Aerostructures, Inc.*, 1	2,200	25,498
CTS Corp.	5,600	88,312
Cubic Corp.1	6,100	327,448
Curtiss-Wright Corp.	8,200	385,072
CyberOptics Corp.*	2,022	12,577
DHT Holdings, Inc.	399	1,744
Ducommun, Inc.*	2,600	74,568
Dycom Industries, Inc.*, 1	5,600	156,744
Dynamic Materials Corp.	2,607	60,430
Eagle Bulk Shipping, Inc.*, 1	7,900	56,722
Eastern Co.	1,500	24,255
Ecology and Environment, Inc. - Class A	950	11,068
Electro Scientific Industries, Inc.	4,900	57,379
EMCOR Group, Inc.	2,800	109,564
Encore Wire Corp.1	4,500	177,480
EnerNOC, Inc.*	1,456	21,825
EnerSys, Inc.	4,000	242,520
Engility Holdings, Inc.*	4,806	152,494
EnPro Industries, Inc.*, 1	2,900	174,609
Era Group, Inc.*	2,300	62,514
Erickson Air-Crane, Inc.*, 1	3,465	54,262
ESCO Technologies, Inc.1	5,300	176,119
Esterline Technologies Corp.*	2,900	231,681
Fabrinet*, 1	7,600	127,984
Flow International Corp.*	12,595	50,254
FreightCar America, Inc.1	2,500	51,700
Frequency Electronics, Inc.	4,000	46,720
Frontline Ltd./Bermuda*, 1	20,900	55,385
Fuel Tech, Inc.*	3,100	13,516
Furmanite Corp.*	4,200	41,580
GATX Corp.	7,900	375,408
Genco Shipping & Trading Ltd.*, 1	6,500	25,545
Gencor Industries, Inc.*	4,000	34,320
General Cable Corp.	10,256	325,628
General Finance Corp.*	3,760	20,154
Gibraltar Industries, Inc.*	8,000	114,080
Global Power Equipment Group, Inc.	3,500	70,385
GrafTech International Ltd.*, 1	27,300	230,685
Granite Construction, Inc.1	7,200	220,320
Greenbrier Cos., Inc.*	6,500	160,745
Griffon Corp.	10,000	125,400

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
GSE Holding, Inc.*, 1	11,400	$23,712
Gulfmark Offshore, Inc. - Class A	3,200	162,848
Hardinge, Inc.1	4,200	64,890
Harsco Corp.	4,150	103,335
Haynes International, Inc.	3,000	135,990
Heritage-Crystal Clean, Inc.*, 1	3,200	57,664
Hudson Technologies, Inc.*, 1	11,829	24,013
Hurco Cos., Inc.1	1,600	41,376
Identive Group, Inc.*	10,000	7,000
IEC Electronics Corp.*	1,180	4,331
II-VI, Inc.*	12,900	242,778
Insteel Industries, Inc.	3,200	51,520
Integrated Electrical Services, Inc.*	2,200	8,932
International Shipholding Corp.1	1,700	46,648
Intevac, Inc.*	4,500	26,370
Iteris, Inc.*, 1	10,667	19,521
Itron, Inc.*	8,700	372,621
Kadant, Inc.	3,200	107,488
Kemet Corp.*, 1	13,000	54,340
Key Technology, Inc.*, 1	2,200	30,558
Knightsbridge Tankers Ltd.1	2,300	23,391
Kratos Defense & Security Solutions, Inc.*	13,600	112,608
Lawson Products, Inc.*	3,546	36,559
Layne Christensen Co.*	3,900	77,844
LB Foster Co. - Class A	1,900	86,906
LMI Aerospace, Inc.*, 1	3,420	45,691
LoJack Corp.*	1,200	3,840
LS Starrett Co. - Class A	2,221	24,431
LSI Industries, Inc.1	5,900	49,796
Lydall, Inc.*	3,088	53,021
Marten Transport Ltd.	6,000	102,900
Metalico, Inc.*, 1	25,000	35,000
Methode Electronics, Inc.	5,500	154,000
Mfri, Inc.*	1,420	16,216
Moog, Inc. - Class A*	4,200	246,414
Multi-Fineline Electronix, Inc.*, 1	5,900	95,698
MYR Group, Inc.*	6,100	148,230
NACCO Industries, Inc. - Class A	900	49,878
NAPCO Security Technologies, Inc.*	2,700	14,337
National Presto Industries, Inc.1	600	42,246
National Technical Systems, Inc.*	800	18,280
NN, Inc.	4,000	62,240
Northwest Pipe Co.*	2,300	75,624
Nuverra Environmental Solutions, Inc.*, 1	65,000	148,850
Olympic Steel, Inc.1	3,400	94,452
Orbital Sciences Corp.*	11,800	249,924
Orion Energy Systems, Inc.*	4,504	16,935

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2013

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Orion Marine Group, Inc.*	8,000	$83,280
Pacer International, Inc.*	6,020	37,264
PAM Transportation Services, Inc.1	2,839	49,654
Perma-Fix Environmental Services*	6,040	4,349
PHI, Inc. *, 2	3,000	113,130
PHI, Inc.*	100	3,624
Pike Electric Corp.	4,900	55,468
Plexus Corp.*, 1	5,800	215,760
PMFG, Inc.*, 1	6,500	48,100
Providence and Worcester Railroad Co.	100	2,017
Quanex Building Products Corp.1	7,200	135,576
Rand Logistics, Inc.*, 1	7,200	35,136
Roadrunner Transportation Systems, Inc.*	3,100	87,544
Rofin-Sinar Technologies, Inc.*	7,000	169,470
Rogers Corp.*	2,000	118,960
RTI International Metals, Inc.*	7,600	243,504
Sanmina Corp.*	17,000	297,330
Ship Finance International Ltd.1	8,800	134,376
SIFCO Industries, Inc.1	1,100	20,240
SL Industries, Inc.	1,700	41,565
Sparton Corp.*	2,600	66,300
Sterling Construction Co., Inc.*	5,200	48,100
Stoneridge, Inc.*	6,200	67,022
STR Holdings, Inc.*, 1	28,000	62,440
SunPower Corp.*, 1	6,000	156,960
Synalloy Corp.	2,103	34,447
Sypris Solutions, Inc.	7,285	22,729
Tech Data Corp.*	3,500	174,685
Tecumseh Products Co. - Class A*	5,200	46,540
Tecumseh Products Co. - Class B*	3,300	28,677
Teekay Tankers Ltd. - Class A1	19,900	52,138
Tetra Tech, Inc.*	13,900	359,871
Transcat, Inc.*	1,941	15,217
TTM Technologies, Inc.*	14,900	145,275
Tutor Perini Corp.*	11,400	243,048
Twin Disc, Inc.	1,900	49,647
UFP Technologies, Inc.*	2,600	59,202
Ultralife Corp.*	4,800	19,200
Universal Forest Products, Inc.1	4,000	168,400
USA Truck, Inc.*	5,361	48,035
UTi Worldwide, Inc.1	12,316	186,095
Viasystems Group, Inc.*, 1	3,854	55,690
Vicor Corp.*, 1	4,700	38,446
Vishay Intertechnology, Inc.*, 1	26,000	335,140
Vishay Precision Group, Inc.*	4,000	58,200
VSE Corp.	1,500	70,425
Watts Water Technologies, Inc. - Class A	3,800	214,206

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Willis Lease Finance Corp.*	2,869	$45,129
XPO Logistics, Inc.*, 1	3,200	69,344
Zagg, Inc.*, 1	5,800	26,100
Zygo Corp.*, 1	4,288	68,522
		17,639,263
TECHNOLOGY – 6.8%
Agilysys, Inc.*	1,082	12,897
Alpha & Omega Semiconductor Ltd.*, 1	8,700	73,167
Amkor Technology, Inc.*	39,600	169,884
Amtech Systems, Inc.*	4,850	35,405
ANADIGICS, Inc.*	22,500	44,325
Astro-Med, Inc.	2,600	28,496
ATMI, Inc.*	5,200	137,904
Audience, Inc.*, 1	6,800	76,432
Avid Technology, Inc.*	5,150	30,900
Axcelis Technologies, Inc.*	19,300	40,723
AXT, Inc.*, 1	19,000	44,460
Brooks Automation, Inc.	12,500	116,375
CACI International, Inc. - Class A*, 1	4,700	324,817
Cascade Microtech, Inc.*	3,230	28,973
CIBER, Inc.*	14,300	47,190
Cohu, Inc.	5,144	56,121
Digi International, Inc.*	5,200	52,052
Digital River, Inc.*	4,400	78,628
Diodes, Inc.*	5,332	130,634
DSP Group, Inc.*	4,700	33,135
Dynamics Research Corp.*, 1	3,800	28,880
Echelon Corp.*, 1	8,500	20,315
Electronics For Imaging, Inc.*	7,100	224,928
Emcore Corp.*, 1	6,400	28,736
Emulex Corp.*, 1	16,200	125,712
Entegris, Inc.*	25,100	254,765
Entropic Communications, Inc.*	23,900	104,682
Epiq Systems, Inc.	6,600	87,252
Fairchild Semiconductor International, Inc.*, 1	24,806	344,555
FormFactor, Inc.*	8,000	54,880
Geeknet, Inc.*	1,500	25,260
GSI Technology, Inc.*, 1	2,790	19,614
GT Advanced Technologies, Inc.*, 1	14,100	119,991
Hutchinson Technology, Inc.*	7,000	24,360
Imation Corp.*	13,900	56,990
Innodata, Inc.*	6,900	17,871
Insight Enterprises, Inc.*	9,100	172,172
Integrated Silicon Solution, Inc.*	7,400	80,586
International Rectifier Corp.*, 1	9,900	245,223
IXYS Corp.	4,400	42,460

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2013

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Key Tronic Corp.*	2,300	$23,667
KEYW Holding Corp.*, 1	6,400	86,080
Lexmark International, Inc. - Class A1	6,800	224,400
Majesco Entertainment Co.*, 1	7,500	4,125
ManTech International Corp. - Class A1	4,600	132,296
Mercury Systems, Inc.*	8,000	79,920
NCI, Inc. - Class A*	7,200	40,536
Official Payments Holdings, Inc.*	3,600	29,952
OmniVision Technologies, Inc.*, 1	14,000	214,340
PAR Technology Corp.*	6,600	32,604
Pericom Semiconductor Corp.*	4,000	31,200
Photronics, Inc.*, 1	13,000	101,790
QLogic Corp.*	18,600	203,484
Qumu Corp.	2,500	31,025
Radisys Corp.*, 1	6,300	20,223
Richardson Electronics Ltd./United States	4,000	45,480
Rudolph Technologies, Inc.*	4,500	51,300
Sapiens International Corp. N.V.	871	5,270
Schawk, Inc.	3,200	47,488
Sigma Designs, Inc.*	11,200	62,608
Smith Micro Software, Inc.*	3,500	3,150
Spansion, Inc. - Class A*, 1	12,500	126,125
SunEdison, Inc.*	12,180	97,075
Super Micro Computer, Inc.*	7,200	97,488
Sykes Enterprises, Inc.*, 1	10,800	193,428
SYNNEX Corp.*, 1	6,900	424,005
TriQuint Semiconductor, Inc.*	32,900	267,477
Ultra Clean Holdings, Inc.*	6,300	43,533
Veeco Instruments, Inc.*, 1	5,400	201,042
VeriFone Systems, Inc.*	19,700	450,342
Volterra Semiconductor Corp.*	2,800	64,400
Wayside Technology Group, Inc.1	1,200	15,432
		7,093,035
TOTAL COMMON STOCKS
(Cost $87,617,239)		103,411,988

MONEY MARKET INVESTMENTS – 22.4%
BlackRock Liquidity Funds TempFund Portfolio, 0.03%3, 4	15,879,879	15,879,879
Federated Treasury Obligations Fund, 0.01%3	605,039	605,039
Fidelity Institutional Money Market Portfolio - Class I, 0.04%3, 4	6,807,720	6,807,720

TOTAL MONEY MARKET INVESTMENTS
(Cost $23,292,638)		23,292,638

	Number of Shares	Value
TOTAL INVESTMENTS – 122.1%
(Cost $110,909,877)		$126,704,626

Liabilities less other assets – (22.1)%		(22,950,068)

TOTAL NET ASSETS – 100.0%		$103,754,558

See accompanying Notes to Financial Statements.

*	Non-income producing security.

1	All or a portion of shares are on loan. Total loaned securities had a fair value of $21,643,598 at September 30, 2013.

2	Shares are non-voting.

3	Variable rate security; the rate shown represents the rate at September 30, 2013.

4	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $22,687,599 at September 30, 2013.

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of September 30, 2013 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Banks	13.7%
Insurance	8.3%
Commercial Services	6.0%
Retail	5.9%
Electronics	4.5%
Telecommunications	3.7%
Semiconductors	3.6%
Oil & Gas	3.3%
Savings & Loans	3.2%
Diversified Financial Services	2.9%
Healthcare-Services	2.6%
Oil & Gas Services	2.6%
Chemicals	2.5%
Transportation	2.2%
Apparel	2.0%
Food	2.0%
Aerospace/Defense	2.0%
Healthcare-Products	1.9%
Computers	1.8%
Engineering & Construction	1.6%
Internet	1.5%
Mining	1.5%
Software	1.4%
Electrical Components & Equipment	1.3%
Media	1.2%
Metal Fabricate/Hardware	1.1%
Miscellaneous Manufacturing	1.1%
Machinery-Diversified	1.1%
Auto Parts & Equipment	1.0%
Entertainment	0.9%
Pharmaceuticals	0.8%
Airlines	0.8%
Iron/Steel	0.8%
Building Materials	0.7%
Environmental Control	0.7%
Household Products/Wares	0.7%
Home Furnishings	0.6%
Leisure Time	0.6%
Distribution/Wholesale	0.6%
Trucking & Leasing	0.6%
Coal	0.5%
Agriculture	0.5%
Home Builders	0.5%
Energy-Alternate Sources	0.4%
Forest Products & Paper	0.4%
Textiles	0.4%
Holding Companies-Diversified	0.4%
Storage/Warehousing	0.2%

Security Type/Industry	Percent of Total Net Assets
Lodging	0.2%
Advertising	0.1%
Machinery-Construction & Mining	0.1%
Biotechnology	0.1%
Toys/Games/Hobbies	0.1%
Hand/Machine Tools	0.1%
Real Estate	0.1%
Packaging & Containers	0.1%
Beverages	0.1%
Housewares	0.1%
Office Furnishings	0.0%
Total Common Stocks	99.7%
Money Market Investments	22.4%
Total Investments	122.1%
Liabilities less other assets	(22.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Vericimetry Funds
Vericimetry U.S. Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2013

ASSETS
Investments in securities, at value (cost $110,909,877)	$126,704,626	(1)
Cash	12,998
Receivables:
Fund shares issued	135,607
Dividends and interest	49,583
Securities lending income	5,725
Prepaid expenses and other assets	27,758
Total assets	126,936,297

LIABILITIES
Collateral due to broker for securities loaned	22,687,599
Payables:
Securities purchased	408,970
Due to Trustees	22,500
Accrued other expenses	62,670
Total liabilities	23,181,739

NET ASSETS	$103,754,558

COMPONENTS OF NET ASSETS
Paid-in-capital	$84,309,584
Distributions in excess of accumulated undistributed net investment income	(14,689)
Accumulated net realized gain on investments	3,664,914
Net unrealized appreciation on investments	15,794,749
NET ASSETS	$103,754,558

Shares outstanding no par value (unlimited shares authorized)	6,968,340

Net asset value, offering and redemption price per share	$14.89

(1)	Includes securities on loan of $21,643,598 (Note 2).

See accompanying Notes to Financial Statements.

Vericimetry Funds
Vericimetry U.S. Small Cap Value Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2013

INVESTMENT INCOME
Income
Dividends (net of foreign withholding taxes of $33)	$1,022,747
Securities lending income	77,681
Interest	334
Total investment income	1,100,762

Expenses
Investment advisory fees	313,135
Professional fees	91,079
Fund accounting and administration fees and expenses	85,509
Transfer agent fees	53,837
Trustees' fees and expenses	45,000
Registration fees	39,621
Insurance fees	34,792
Offering costs	25,096
Custody fees	23,324
Shareholder reporting fees	15,682
Miscellaneous expenses	3,169

Total expenses	730,244
Expenses reimbursed	(354,482)
Net expenses	375,762
Net investment income	725,000

Net Realized and Unrealized Gain from Investments
Net realized gain on investments	3,909,430
Net change in unrealized appreciation on investments	14,387,482
Net realized and unrealized gain on investments	18,296,912

Net Increase in Net Assets from Operations	$19,021,912

See accompanying Notes to Financial Statements.

Vericimetry Funds
Vericimetry U.S. Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2013	For the Period from December 27, 2011* to September 30, 2012
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
Net investment income	$725,000	$150,875
Net realized gain on investments	3,909,430	297,778
Net change in unrealized appreciation on investments	14,387,482	1,407,267
Net increase resulting from operations	19,021,912	1,855,920

Distributions to Shareholders
From net investment income	(664,745)	(109,928)
From net realized gains	(516,826)	—
Net decrease resulting from distributions	(1,181,571)	(109,928)

Capital Transactions
Proceeds from shares issued	52,008,585	38,356,998
Reinvestment of distributions	1,181,571	109,928
Cost of shares repurchased	(6,078,233)	(1,510,624)
Net increase resulting from capital transactions	47,111,923	36,956,302

Total increase in net assets	64,952,264	38,702,294

Net Assets
Beginning of period	38,802,294	100,000
End of period	$103,754,558	$38,802,294

Distributions in excess of, and, Accumulated undistributed net investment income, respectively	$(14,689)	$51,189

Capital Share Activity
Shares issued	3,919,397	3,538,393
Shares reinvested	102,034	10,403
Shares redeemed	(476,469)	(135,418)
Net increase in capital shares	3,544,962	3,413,378

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Vericimetry Funds
Vericimetry U.S. Small Cap Value Fund
FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

	For the Year Ended September 30, 2013	For the Period from December 27, 2011* to September 30, 2012
Net asset value, beginning of period	$11.33	$10.00
Income from Investment Operations:
Net investment income	0.16	0.05
Net realized and unrealized gain on investments	3.70	1.32
Total from investment operations	3.86	1.37

Less Distributions:
From net investment income	(0.16)	(0.04)
From net realized gain	(0.14)	—
Total distributions	(0.30)	(0.04)

Net asset value, end of period	$14.89	$11.33

Total return	34.88%	13.75	%(1)

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$103,755	$38,802

Ratio of expenses to average net assets
Before fees reimbursed by the Adviser	1.17%	2.80	%(2)
After fees reimbursed by the Adviser	0.60%	0.60	%(2)
Ratio of net investment income (loss) to average net assets
Before fees reimbursed by the Adviser	0.59%	(1.18	%)(2)
After fees reimbursed by the Adviser	1.16%	1.02	%(2)

Portfolio turnover rate	24%	33	%(1)

*	Commencement of operations.

(1)	Not Annualized.

(2)	Annualized.

See accompanying Notes to Financial Statements.

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS
As of September 30, 2013

1. Organization

Vericimetry Funds (the “Trust”), a Delaware Statutory Trust, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust consists of the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)
Investment Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –
quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement at Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards. Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2013

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as September 30, 2013:

	Level 1	Level 2*	Level 3*	Total
Investments in Securities
Common Stocks(1)	$103,411,988	$—	$—	$103,411,988
Money Market Investments	23,292,638	—	—	23,292,638
Total Investments in Securities	$126,704,626	$—	$—	$126,704,626

*
There were no Level 2 or 3 securities as of September 30, 2013. The Fund held one Level 3 security during the year, which was valued at $0 as of September 30, 2012 and was eliminated from the Fund’s portfolio via a corporate action during the year at no gain or loss to the Fund. There were no transfers between each of the three levels. The Fund recognizes such transfers between levels at the end of the reporting period.

(1)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by sector classification, please refer to the Schedule of Investments.

(b)
Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on highest cost, long-term holdings. Interest income is recognized on accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

The Fund incurred offering costs of $105,570, which were amortized over a one-year period from December 27, 2011 (commencement of operations) through December 27, 2012. The Fund also incurred organizational costs of $114,068 prior to the commencement of operations of the Fund which were reimbursed by the Adviser. The Fund’s offering costs and previously waived organizational costs are subject to reimbursement in accordance with the Fund’s Expense Limitation Agreement discussed in Note 3.

(c)
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. During 2012 and 2013, the Fund utilized earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years (for the Fund, since the commencement of operations), as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended September 30, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d)
Distributions to Shareholders – The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2013

(e)
Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, the Adviser (subject to oversight by the Board) will consider all relevant facts and circumstances, including the creditworthiness of the borrower. The loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned from securities loans of this type justifies the attendant risk. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. The Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions. The Fund may pay reasonable administrative and custodial fees in connection with the loan.

At September 30, 2013, the value of securities loaned by the Fund was $21,643,598. Securities purchased via reinvestment of cash collateral received as part of the securities lending program can be found in the Fund’s Schedule of Investments.

3. Investment Advisory and Other Agreements

The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser will provide general investment advisory services for the Fund. For providing these services, the Adviser will receive a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.50% of the Fund’s average daily net assets. However, the Adviser has contractually agreed through an Expense Limitation Agreement to reimburse the Fund so that its total annual operating expenses, including offering costs and the previously waived organizational costs, excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with GAAP, and other extraordinary costs, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, do not exceed 0.60% of the Fund’s average net assets per year, through January 31, 2015.

Under the terms of the Expense Limitation Agreement, at any time the expenses of the Fund, which include offering costs and the previously waived organizational costs, are less than the expense limitation, the Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed, to the extent that such reimbursement will not cause the Fund’s annualized expenses to exceed 0.60% of its average net assets on an annualized basis. The Fund is not obligated to reimburse the Adviser for fees previously waived or expenses previously assumed by the Adviser more than three years before the date of such reimbursement. As of September 30, 2013, reimbursements (including offering costs and the previously waived organizational costs) that may potentially be made by the Fund to the Adviser total $795,033, which expire as follows:

September 22, 2014	$114,068
September 30, 2015	$326,483
September 30, 2016	$354,482

Certain officers and Trustees of the Trust are also officers of the Adviser.

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2013

4. Federal Income Tax Information

At September 30, 2013, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$110,902,480
Gross Unrealized Appreciation	$18,477,414
Gross Unrealized Depreciation	(2,675,268)
Net Unrealized Appreciation	$15,802,146

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2013, permanent differences in book and tax accounting have been reclassified to paid-in-capital, accumulated undistributed net investment income (loss) and accumulated net realized gain (loss) as follows:

Increase (Decrease)
Paid-in-Capital	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gain on Investments
$166,505	$(126,133)	$(40,372)

As of September 30, 2013 the components of accumulated earnings on a tax basis were as follows:

Undistributed Ordinary Income	$2,262,250
Undistributed Long-term Gains	1,380,578
Tax Accumulated Earnings	3,642,828
Accumulated Capital and Other Losses	$—
Unrealized Appreciation on Investments	15,802,146
Total Accumulated Earnings (Deficit)	$19,444,974

The tax character of distributions paid during the year ended September 30, 2013 and fiscal period ended September 30, 2012 were as follows:

	September 30, 2013	September 30, 2012
Distributions Paid From:
Ordinary Income	$1,181,571	$109,928
Long-term Capital Gains	—	—
Total Distributions	$1,181,571	$109,928

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2013

5. Investment Transactions

For the year ended September 30, 2013, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Vericimetry U.S. Small Cap Value Fund	$61,830,375	$15,267,349

6. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7. Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Fund’s financial statements.

8. Recently Issued Accounting Pronouncements

In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

Vericimetry Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Vericimetry Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vericimetry Funds, comprising Vericimetry U.S. Small Cap Value Fund (the “Fund”), as of September 30, 2013, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Vericimetry U.S. Small Cap Value Fund as of September 30, 2013, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
November 25, 2013

Vericimetry Funds
EXPENSE EXAMPLE
For the Six Months Ended September 30, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2013 through September 30, 2013 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value April 1, 2013	Ending account value September 30, 2013	Expenses paid during the period ended September 30, 2013*
Actual Example	$1,000.00	$1,161.70	$3.25
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,021.99	3.04

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period).

Vericimetry Funds
OTHER INFORMATION (Unaudited)

Proxy Voting

The Fund’s proxy voting guidelines and a record of the Vericimetry U.S. Small Cap Value Fund’s proxy votes for the year ended June 30 are available without charge, upon request, by calling 1-855-755-7550 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Risk Disclosures

Economic, political, and issuer specific events will cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

Tax Information

For the year ended September 30, 2013, 30.85% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, is designated as qualified dividend income.

For the year ended September 30, 2013, 29.44% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, qualified for the dividends received deduction available to corporate shareholders.

Vericimetry Funds
TRUSTEES AND OFFICERS
September 30, 2013 (Unaudited)

Interested Trustee and Officer
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen	Other Public Company or Registered Investment Company Trusteeships Held During Past 5 Years
Glenn S. Freed, Ph.D.(2) 800 Wilshire Blvd., Suite 300 Los Angeles, CA 90017 Age: 51	Chairman, President, Secretary & Trustee	Treasurer and Secretary since July 2013; Other Positions since Trust inception	Chief Executive Officer, Vericimetry Advisors LLC, 2011 - present; Vice President, Dimensional Fund Advisors LP, 2001 - 2010.	1	None
Independent Trustees
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen	Other Public Company or Registered Investment Company Trusteeships Held During Past 5 Years
David G. Chrencik 800 Wilshire Blvd., Suite 300 Los Angeles, CA 90017 Age: 65	Trustee	Since Trust’s inception	Vice President Finance, Chief Financial Officer, Secretary and Director, GeoGreen Biofuels Inc., 2010 - present; Partner, PricewaterhouseCoopers LLP, 1972 – 2009; Chief Financial Officer, Sarus Indochina Select (a pooled investment vehicle), 2012 – present.	1	Director, Bennett Group of Funds since 2011; Trustee, Del Rey Global Monarch Fund since 2011.
Kenneth A. Merchant, Ph.D. 800 Wilshire Blvd., Suite 300 Los Angeles, CA 90017 Age: 66	Trustee	Since Trust’s inception	Deloitte & Touche LLP Chair of Accountancy, 1997-present; Professor, Leventhal School of Accounting, Marshall School of Business, University of Southern California, 1990 - present.	1	Director, Entropic Communications Inc. since 2007; Director, Universal Guardian Holdings Inc., 2006-2008.

(1)
Each Trustee holds office for an indefinite term until his successor is elected and qualified. Each Officer holds office for an indefinite term at the pleasure of the Board and until his or her successor is elected and qualified.

(2)	Mr. Freed is considered an Interested Trustee of the Trust, within the meaning of the 1940 Act, because of his affiliation with Vericimetry Advisors LLC, investment adviser to the Fund.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-855-755-7550 or visit www.vericimetryfunds.com.

Vericimetry Funds
TRUSTEES AND OFFICERS (Continued)
September 30, 2013 (Unaudited)

Independent Trustees (Continued)
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen	Other Public Company or Registered Investment Company Trusteeships Held During Past 5 Years
Brian K. Wing 800 Wilshire Blvd., Suite 300 Los Angeles, CA 90017 Age: 45	Trustee	Since August 2013
Chief Financial Officer, eRecyclingCorps, Irving, Texas, 2013 – present; Chief Financial Officer, Treasurer and Senior Vice President (Operations), Consolidated Electrical Distributors, Inc., Irving, Texas, 2009 - 2013; Executive Vice President, Corporate Development, MGA Entertainment, Inc., Van Nuys, California, 2008 - 2009; Partner, Ernst & Young, LLP, San Diego, California, 2006 – 2008; Senior Vice President Finance, Accounting and Taxation, MGA Entertainment, Inc., Van Nuys, California, 2004 – 2006; Senior-to-Senior Manager, International Tax Services, Ernst & Young, Los Angeles, California, 1998 – 2004.
				1	None

Officer
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen
Carlos A. Elizondo 800 Wilshire Blvd., Suite 300 Los Angeles, CA 90017 Age: 40	Chief Compliance Officer	Since October, 2012.	Chief Compliance Officer, Vericimetry Advisors LLC (2012-present); Chief Financial Officer, Issio Solutions, Inc. (Software) (2011-present); Managing Member, Eight Reales Capital Investments LLC (Family Office) (2011- present); Chief Operating Officer and Chief Financial Officer, Vericimetry Advisors LLC (2012-2013); Bailey, Elizondo & Brinkman LLC (Consulting) (2009-2012); Senior Vice President, GE Capital Corporation (2001-2009).	1

(1)
Each Trustee holds office for an indefinite term until his successor is elected and qualified. Each Officer holds office for an indefinite term at the pleasure of the Board and until his or her successor is elected and qualified.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-855-755-7550 or visit www.vericimetryfunds.com.

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Vericimetry U.S. Small Cap Value Fund

UMB Distribution Services, LLC, Distributor

P.O. Box 2175, Milwaukee, WI 53201-2175

www.vericimetryfunds.com

Item 2.  Code of Ethics.

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

There have been no amendments to the registrant’s Sarbanes Oxley Code of Ethics during the reporting period for this Form N-CSR.  However in November 2013, the registrant’s Sarbanes Oxley Code of Ethics was amended to reflect a change in officers for the Trust.  A copy of the amended code of ethics is attached hereto as Exhibit (a). There have also been no waivers granted by the Registrant to individuals covered by the Registrant’s Code of Ethics during the reporting period for this Form N-CSR.

Item 3.  Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Mr. Kenneth Merchant is an audit committee financial expert serving on its audit committee and that Mr. Merchant are independent.

Item 4.  Principal Accountant Fees and Services

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

	For the Year Ended September 30, 2013	For the period December 27, 2011 (commencement of operations) through September 30, 2012
Audit Fees	$13,000	$13,000
Audit-Related Fees	$0	$0
Tax Fees	$2,500	$2,500
All Other Fees	$0	$1,500

The Registrant’s audit committee has adopted an Audit Committee Charter that requires that the Audit Committee review the scope and plan of the registered public accounting firm’s annual and interim examinations, approve the services to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.  For the year ended September 30, 2013, all of the audit and non-audit services provided by the Registrant’s principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submissions of Matters to a Vote of Security Holders

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a) The registrant's certifying officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on his evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1) Code of Ethics – Filed as an attachment to this filing.

(a)(2) Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not Applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Glenn S. Freed
Glenn S. Freed
President and Treasurer

Date:	December 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

Vericimetry Funds

By:	/s/ Glenn S. Freed
Glenn S. Freed
President and Treasurer

Date:	December 3, 2013